Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year ended December 31,
	2016	2017	2018

Domestic	$15,334	$19,442	$25,839
Foreign	5,323	4,803	6,008

	$20,657	$24,245	$31,847

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2016	2017	2018
Current:
Domestic	$2,919	$5,928	$5,186
Foreign	1,863	1,511	1,359

	4,782	7,439	6,545
Deferred taxes:
Domestic	(666)	(1,160)	81
Foreign	(167)	52	445

	(833)	(1,108)	526

Taxes on income	$3,949	$6,331	$7,071

Schedule of deferred tax assets and liabilities
	December 31,
	2017	2018

Net operating loss carryforwards	$4,355	$3,914
Allowances, reserves and intangible assets	1,974	1,361

Deferred tax assets before valuation allowance	6,329	5,275
Less - valuation allowance	(3,339)	(3,417)

Deferred tax assets, net	$2,990	$1,858

Schedule of deferred tax liabilities
	December 31,
	2017	2018

Long-term tax assets	$2,990	$1,858
Long-term tax liabilities	(11,331)	(10,343)

Net deferred tax liabilities	$(8,341)	$(8,485)

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2016	2017	2018

Income before taxes, as reported in the consolidated statements of income	$20,657	$24,245	$31,847

Statutory tax rate	25%	24%	23%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$5,164	$5,819	$7,325
Tax adjustment in respect of different tax rates	(1,214)	268	(826)
Deferred taxes on losses for which full valuation allowance was provided in the past	(455)	658	(11)
Tax-deductible costs, not included in the accounting costs	(342)	(38)	-
Tax benefits in respect of prior years, net	1,262	(488)	(22)
Nondeductible expenses	(232)	70	45
Uncertain tax position and other differences	(234)	42	560

Income tax	$3,949	$6,331	$7,071

Schedule of unrecognized tax benefits
Gross unrecognized tax benefits at January 1, 2016	$666

Increase in tax positions taken in prior years	159

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2016	825

Increase in tax positions taken in prior years	300

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2017	1,125

Increase in tax positions taken in prior years	1,050

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2018	$2,175